                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
               (Address of principal executive offices) (Zip code)

                              Robert M. Zakem, ESQ.
                    Senior Vice President & General Counsel
                      AIG SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Reports to Shareholders

SunAmerica Senior Floating Rate Fund, Inc. Semi-Annual report at June 30, 2004.

                                    [GRAPHIC]



  SunAmerica

                           THE RETIREMENT SPECIALIST
                                                      Senior Floating Rate Fund
       2004 SEMIANNUAL REPORT


                                                    [LOGO] AIG Sun America
                                                               Mutual Funds

                        Table of Contents

                    SHAREHOLDER LETTER.................  1
                    STATEMENT OF ASSETS AND LIABILITIES  2
                    STATEMENT OF OPERATIONS............  3
                    STATEMENT OF CHANGES IN NET ASSETS.  4
                    STATEMENT OF CASH FLOWS............  5
                    FINANCIAL HIGHLIGHTS...............  6
                    PORTFOLIO OF INVESTMENTS........... 10
                    NOTES TO FINANCIAL STATEMENTS...... 15
                    DIRECTORS INFORMATION.............. 21

              June 30, 2004                                    SEMIANNUAL REPORT

              Shareholder Letter

Dear Shareholders,

   On June 30, 2004, the semiannual period for the SunAmerica Senior Floating Rate Fund came to a close. We are pleased to report that overall during this period, loans within the portfolio experienced price increases due to significant investor demand. At the same time, credit fundamentals of companies issuing loans continued to improve, driven by strength in the U.S. economy. Both of these factors drove the portfolio's positive performance during the first six months of 2004.

   Investment in sectors that performed strongly during this time frame also benefited the Fund. Chemicals continued to be the Fund's largest holding, followed by Healthcare, Broadcasting and Containers. It is also interesting to note that strong investor inflows into the Fund augmented the portfolio's size over the semiannual period, helping us to boost investment in other sectors, including the Automotive Industry.

   Over the past six months, investment in cyclical industries have generated the strongest gains for the portfolio, a dynamic we have capitalized upon fully as we sought, and succeeded in, augmenting performance. In the coming months, we will continue to exercise judicious care over the selection process for loans considered for inclusion in the SunAmerica Senior Floating Rate Fund.

   We thank you for your continued investment in the Fund.

Sincerely,

Chris Jansen, Senior Portfolio Manager
Stanfield Capital Partners, LLC


--------
The Fund is not a money market fund and its net asset value may fluctuate. Investments in Loans involve certain risks including nonpayment of principal and interest; collateral impairment; nondiversification and borrower industry concentration; and lack of full liquidity, which may impair the Fund's ability to obtain full value for Loans sold. The Fund may invest all or substantially all of its assets in Loans or other securities that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the Loan or bankruptcy of the borrower. The value of these Loans is subject to a greater degree of volatility in response to interest rate fluctuations.

Past performance is no guarantee of future results.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2004 -- (unaudited)

ASSETS:
Investments in loans and securities, at value*.................................................................... $178,227,618
Short-term securities*............................................................................................   29,545,411
Cash..............................................................................................................      623,701
Receivables for:
 Fund shares sold................................................................................................     1,562,078
 Dividends and interest..........................................................................................       911,773
 Investments sold................................................................................................     4,271,506
Prepaid expenses and other assets.................................................................................       44,731
Due from investment advisor for expense reimbursements/fee waivers................................................       35,314
Due from distributor for fee waivers..............................................................................       59,093
                                                                                                                   ------------
 Total assets....................................................................................................   215,281,225
                                                                                                                   ------------
LIABILITIES:
Payables for:
 Fund shares redeemed............................................................................................     3,938,896
 Investments purchased...........................................................................................     6,028,425
 Investment advisory and management fees.........................................................................       136,414
 Distribution and service maintenance fees.......................................................................       109,567
 Administration fees.............................................................................................        65,606
 Directors' fees and expenses....................................................................................           649
 Other accrued expenses..........................................................................................       124,228
Dividends payable.................................................................................................      172,397
Commitments (Note 10).............................................................................................           --
                                                                                                                   ------------
 Total liabilities...............................................................................................    10,576,182
                                                                                                                   ------------
   Net assets..................................................................................................    $204,705,043
                                                                                                                   ============
NET ASSETS WERE COMPOSED OF:
Capital shares at par value of $.01............................................................................... $    217,300
Additional paid-in capital........................................................................................  232,143,352
                                                                                                                   ------------
                                                                                                                    232,360,652
Accumulated undistributed net investment income (loss)............................................................      (44,479)
Accumulated net realized gain (loss) on investments...............................................................  (27,636,905)
Unrealized appreciation (depreciation) on investments.............................................................       25,775
                                                                                                                   ------------
   Net assets..................................................................................................    $204,705,043
                                                                                                                   ============

                                                                                 Class A    Class B     Class C       Class D
NET ASSET VALUES:                                                                -------- ----------- ------------ ------------
Net assets...................................................................... $166,208 $27,491,593 $158,323,137 $ 18,724,105
Shares outstanding..............................................................   17,640   2,918,322   16,806,381    1,987,610
Net Asset Value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charges).................................. $   9.42 $      9.42 $       9.42 $       9.42
                                                                                 ======== =========== ============ ============

*Identified cost
 Investment securities...........................................................................................  $178,201,843
                                                                                                                   ============
 Short-term securities...........................................................................................  $ 29,545,411
                                                                                                                   ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2004 -- (unaudited)

INVESTMENT INCOME:
Interest.......................................................................... $ 3,399,755
Dividends.........................................................................      79,692
Facility and other fee income (Note 2)............................................     403,056
                                                                                   -----------
   Total investment income........................................................   3,882,503
                                                                                   -----------
EXPENSES:
Investment advisory and management fees...........................................     712,582
Distribution and service maintenance fees:
  Class A.........................................................................          77
  Class B.........................................................................     101,027
  Class C.........................................................................     469,888
Transfer agent fees:
  Class A.........................................................................         210
  Class B.........................................................................      12,882
  Class C.........................................................................      35,746
  Class D.........................................................................       5,378
Administration fees...............................................................     335,381
Accounting service fees...........................................................      24,300
Custodian fees....................................................................      32,553
Audit and tax fees................................................................      41,420
Reports to shareholders...........................................................      45,320
Legal fees........................................................................      24,100
Directors' fees and expenses......................................................      16,961
Interest expense..................................................................         109
Other expenses....................................................................      48,165
                                                                                   -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..   1,906,099
   Fees waived and expenses reimbursed by investment advisor and distributor......    (474,611)
   Custody credits earned on cash balances........................................      (2,523)
                                                                                   -----------
   Net expenses...................................................................   1,428,965
                                                                                   -----------
Net investment income (loss)......................................................   2,453,538
                                                                                   -----------
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain (loss) on investments...........................................  (1,489,757)
Change in unrealized appreciation (depreciation) on investments...................   3,083,235
                                                                                   -----------
Net realized and unrealized gain (loss) on investments............................   1,593,478
                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................... $ 4,047,016
                                                                                   ===========

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                         For the six months For the year
                                                                                               ended           ended
                                                                                           June 30, 2004    December 31,
                                                                                            (unaudited)         2003
                                                                                         ------------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)..........................................................    $  2,453,538    $  5,512,446
  Net realized gain (loss) on investments...............................................      (1,489,757)     (5,464,399)
  Change in unrealized appreciation (depreciation) on investments.......................       3,083,235      13,022,369
                                                                                            ------------    ------------
Net increase (decrease) in net assets resulting from operations.........................       4,047,016      13,070,416

Distributions to shareholders from:
  Net investment income (Class A).......................................................            (986)             --
  Net investment income (Class B).......................................................        (391,603)     (1,250,414)
  Net investment income (Class C).......................................................      (1,813,236)     (3,676,409)
  Net investment income (Class D).......................................................        (259,343)       (636,830)
                                                                                            ------------    ------------
Total distributions to shareholders.....................................................      (2,465,168)     (5,563,653)
                                                                                            ------------    ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 3)      59,463,699       3,107,689
                                                                                            ------------    ------------
Total increase (decrease) in net assets.................................................      61,045,547      10,614,452
Net Assets:
Beginning of period.....................................................................     143,659,496     133,045,044
                                                                                            ------------    ------------
End of period*..........................................................................    $204,705,043    $143,659,496
                                                                                            ============    ============
*Includes accumulated undistributed net investment income (loss)........................    $    (44,479)   $    (32,849)
                                                                                            ============    ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CASH FLOWS -- For the six months ended June 30, 2004 -- (unaudited)


INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net increase in net assets from operations.................................................................. $   4,047,016

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
  Purchase of loans.........................................................................................  (123,376,027)
  Proceed from loans sold...................................................................................    23,738,419
  Loan principal paydowns...................................................................................    45,919,194
  Purchases -- funding fees.................................................................................        76,073
  Purchase of short-term securities, net....................................................................   (10,743,193)
  Accretion of facility fee income..........................................................................      (200,166)
  Increase in dividends and interest receivable.............................................................      (256,358)
  Increase in receivables for securities sold...............................................................    (1,767,131)
  Decrease in amount due from investment advisor............................................................        55,555
  Increase in amount due from distributor...................................................................       (32,126)
  Increase in other assets..................................................................................       (44,731)
  Increase in payable for securities purchased..............................................................     6,028,425
  Increase in payable to the adviser........................................................................        33,223
  Decrease in other liabilities.............................................................................       (90,388)
  Unrealized appreciation on securities.....................................................................    (3,083,235)
  Net realized loss from investments........................................................................     1,489,757
                                                                                                             -------------
Net cash used by operating activities....................................................................... $ (58,205,693)
                                                                                                             -------------
Cash flows from financing activities:
Proceeds from shares sold...................................................................................    75,141,826
Payment on shares redeemed..................................................................................   (17,175,747)
Cash dividends paid (not including reinvested dividends of $1,608,289)......................................      (803,043)
                                                                                                             -------------
Net cash provided for financing activities.................................................................. $  57,163,036
                                                                                                             -------------
Net decrease in cash........................................................................................    (1,042,657)
Cash balance at beginning of period.........................................................................     1,666,358
                                                                                                             -------------
Cash balance at end of period............................................................................... $     623,701
                                                                                                             =============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS

                                                                                  Class A
                                                                                -----------
                                                                                  For the
                                                                                  period
                                                                                 4/28/04*
                                                                                  through
                                                                                 06/30/04
                                                                                (unaudited)
                                                                                -----------
Net Asset Value, Beginning of Period...........................................   $ 9.42
Investment Operations:
Net investment income (loss)@..................................................     0.05
Net realized and unrealized gain (loss) on investments.........................    (0.00)
                                                                                  ------
  Total from investment operations.............................................     0.05
                                                                                  ------
Distributions:
Dividends from net investment income...........................................    (0.05)
                                                                                  ------
Net Asset Value, End of Period.................................................   $ 9.42
                                                                                  ------
Total Return(1)................................................................     0.55%
Ratios/Supplemental Data
Net assets, end of period ($000's).............................................   $  166
Ratio of net expenses to average net assets....................................     1.45%#
Ratio of net investment income to average net assets...........................     3.22%#
Portfolio turnover rate........................................................       16%
Expense ratio before waiver of fees and reimbursement of expenses..............     9.69%#
Net investment income ratio before waiver of fees and reimbursement of expenses    (5.02)%#

--------
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                        Class B
                                              ----------------------------------------------------------
                                              Six Months
                                                 ended      Year     Year     Year      Year      Year
                                               06/30/04    ended    ended    ended      ended     ended
                                              (unaudited) 12/31/03 12/31/02 12/31/01  12/31/00* 12/31/99*
                                              ----------- -------- -------- --------  --------- ---------
Net Asset Value, Beginning of Period.........   $  9.33   $  8.78  $  9.03  $  9.64    $  9.98   $  9.98
Investment Operations:
Net investment income (loss).................      0.14@     0.40@    0.40@    0.58@      0.75      0.69
Net realized and unrealized gain (loss) on
 investments.................................      0.09      0.54    (0.26)   (0.60)     (0.33)       --
                                                -------   -------  -------  -------    -------   -------
 Total from investment operations............      0.23      0.94     0.14    (0.02)      0.42      0.69
                                                -------   -------  -------  -------    -------   -------
Distributions:
Dividends from net investment income.........     (0.14)    (0.39)   (0.39)   (0.59)     (0.76)    (0.69)
                                                -------   -------  -------  -------    -------   -------
Net Asset Value, End of Period...............   $  9.42   $  9.33  $  8.78  $  9.03    $  9.64   $  9.98
                                                -------   -------  -------  -------    -------   -------
Total Return(1)..............................      2.43%    10.95%    1.54%   (0.41)%     4.61%     7.13%
Ratios/Supplemental Data
Net assets, end of period ($000's)...........   $27,492   $26,565  $31,906  $42,335    $50,966   $37,439
Ratio of net expenses to average net assets..      1.75%#    1.54%    1.45%    1.45%      1.42%     0.70%
Ratio of net investment income to average
 net assets..................................      2.89%#    4.35%    4.42%    6.23%      7.85%     6.87%
Portfolio turnover rate......................        16%       75%     112%      69%        41%       30%
Expense ratio before waiver of fees and
 reimbursment of expenses....................      2.37%#    2.57%    2.51%    2.47%      2.31%     2.29%
Net investment income ratio before waiver of
 fees and reimbursement of expenses..........      2.27%#    3.33%    3.36%    5.21%      6.96%     5.28%

--------
@  Calculated based upon average shares outstanding.
#  Annualized
* The financial statements of the Fund for the periods prior to January 1, 2001 were audited by other independent auditors whose report dated February 23, 2001 expressed an unqualified opinion on the statements.
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                   Class C
                                                        ------------------------------------------------------------
                                                        Six Months
                                                           ended      Year      Year      Year      Year      Year
                                                         06/30/04    ended     ended     ended      ended     ended
                                                        (unaudited) 12/31/03  12/31/02  12/31/01  12/31/00* 12/31/99*
                                                        ----------- --------  -------- --------   --------- ---------
Net Asset Value, Beginning of Period...................  $   9.33   $   8.78  $  9.03  $   9.64   $   9.98  $   9.98
Investment Operations:
Net investment income (loss)...........................      0.13@      0.38@    0.40@     0.57@      0.76      0.69
Net realized and unrealized gain (loss) on investments.      0.10       0.56    (0.27)    (0.60)     (0.33)       --
                                                         --------   --------  -------  --------   --------  --------
 Total from investment operations......................      0.23       0.94     0.13     (0.03)      0.43      0.69
                                                         --------   --------  -------  --------   --------  --------
Distributions:
Dividends from net investment income...................     (0.14)     (0.39)   (0.38)    (0.58)     (0.77)    (0.69)
                                                         --------   --------  -------  --------   --------  --------
Net Asset Value, End of Period.........................  $   9.42   $   9.33  $  8.78  $   9.03   $   9.64  $   9.98
                                                         --------   --------  -------  --------   --------  --------
Total Return(1)........................................      2.43%     10.92%    1.47%    (0.45)%     4.60%     7.12%
Ratios/Supplemental Data
Net assets, end of period ($000's).....................  $158,323   $103,726  $86,101  $140,664   $227,662  $173,322
Ratio of net expenses to average net assets............      1.75%#     1.59%    1.50%     1.50%      1.43%     0.79%
Ratio of net investment income to average net assets...      2.88%#     4.22%    4.33%     6.28%      7.85%     6.82%
Portfolio turnover rate................................        16%        75%     112%       69%        41%       30%
Expense ratio before waiver of fees and reimbursement
 of expenses...........................................      2.33%#     2.51%    2.48%     2.52%      2.32%     2.25%
Net investment income ratio before waiver of fees and
 reimbursement of expenses.............................      2.30%#     3.31%    3.36%     5.26%      6.96%     5.36%

--------
@  Calculated based upon average shares outstanding.
#  Annualized
* The financial statements of the Fund for the periods prior to January 1, 2001 were audited by other independent auditors whose report dated February 23, 2001 expressed an unqualified opinion on the statements.
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                                      Class D
                                                                                      -------------------------------------
                                                                                                                    For the
                                                                                      Six Months                     period
                                                                                         ended      Year     Year   5/02/01*
                                                                                       06/30/04    ended    ended   through
                                                                                      (unaudited) 12/31/03 12/31/02 12/31/01
                                                                                      ----------- -------- -------- --------
Net Asset Value, Beginning of Period.................................................   $  9.33   $  8.78  $  9.03  $  9.46
Investment Operations:
Net investment income (loss)@........................................................      0.15      0.43     0.43     0.35
Net realized and unrealized gain (loss) on investments...............................      0.10      0.54    (0.27)   (0.42)
                                                                                        -------   -------  -------  -------
 Total from investment operations....................................................      0.25      0.97     0.16    (0.07)
                                                                                        -------   -------  -------  -------
Distributions:
Dividends from net investment income.................................................     (0.16)    (0.42)   (0.41)   (0.36)
                                                                                        -------   -------  -------  -------
Net Asset Value, End of Period.......................................................   $  9.42   $  9.33  $  8.78  $  9.03
                                                                                        -------   -------  -------  -------
Total Return(1)......................................................................      2.68%    11.28%    1.72%   (0.79)%
Ratios/Supplemental Data
Net assets, end of period ($000's)...................................................   $18,724   $13,369  $15,037  $26,372
Ratio of net expenses to average net assets..........................................      1.25%#    1.25%    1.25%    1.25%#
Ratio of net investment income to average net assets.................................      3.38%#    4.63%    4.58%    5.66%#
Portfolio turnover rate..............................................................        16%       75%     112%      69%
Expense ratio before waiver of fees and reimbursement of expenses....................      1.60%#    1.86%    1.77%    2.27%#
Net investment income ratio before waiver of fees and reimbursement of expenses......      3.03%#    4.02%    4.06%    4.64%#

--------
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2004 -- (unaudited)

                                                           Ratings/(1)/
                                                           ------------
                                                                        Interest Maturity  Principal    Value
         Industry Description                  Type        Moody's S&P    Rate   Date/(2)/  Amount     (Note 2)
-----------------------------------------------------------------------------------------------------------------
LOANS/(3)/ -- 87.03%
Automobile -- 4.94%
  Collins & Aikman Products Co.......... BTL-B               B2     B+    4.75%  12/31/05  $  712,700 $   720,807
  Intermet Corp......................... BTL-B               B2     B+    4.25    3/31/09     995,000     996,244
  Metaldyne Co., LLC.................... BTL-D               B3    BB-    4.25   12/31/09   1,997,491   1,999,780
  Plastech Engineered Products, Inc..... 2nd Lien            NR     NR    4.50    3/31/11   1,000,000   1,014,375
  Polypore, Inc......................... BTL                 B2     B+    2.50   11/12/11   1,200,000   1,221,750
  Tenneco Automotive, Inc............... BTL-B               B2     B+    3.25   12/12/10     686,207     701,218
  Tenneco Automotive, Inc............... Tranche B1          B2     B+    3.25   12/17/10     310,345     317,133
  TRW Automotive Acquisitions Corp...... BTL-A1              B1    BB+    1.75    2/28/08   1,200,000   1,211,125
  TRW Automotive Acquisitions Corp...... BTL-D1              B1    BB+    2.25    2/28/11   1,040,668   1,060,397
  United Components, Inc................ BTL-C               NR    BB-    2.75    6/30/10     856,667     868,981
                                                                                                      -----------
                                                                                                       10,111,810
                                                                                                      -----------
Beverage, Food and Tobacco -- 5.56%
  Atkins Nutritionals, Inc.............. 1st Lien            B3     B+    3.25   10/29/09     965,000     968,619
  Atkins Nutritionals, Inc.............. 2nd Lien            NR     B+    5.75   10/29/09   1,000,000   1,006,250
  Commonwealth Brands, Inc.............. BTL                 B2     B+    4.00    8/28/07     881,500     896,926
  Dean Foods Co......................... BTL-C               Ba2   BB+    1.75    7/15/08     498,750     503,582
  Doane Pet Care Co..................... BTL-B               B2     B-    5.00   12/31/05     283,756     286,890
  Doane Pet Care Co..................... BTL-C               B2     B-    5.00   12/31/06      55,127      55,679
  Dole Food Co., Inc.................... BTL-D               B2    BB-    2.25    9/28/08     216,991     220,426
  Dole Food Co., Inc.................... Incremental BTL     NR    BB-   12.20    9/28/08     500,000     507,656
  Luigino's, Inc........................ BTL-B               B2     B+    3.00    4/02/11     997,500   1,014,333
  Merisant Co........................... BTL-B               NR     B+    2.75    1/11/10     835,784     841,321
  NBTY, Inc............................. BTL-C               Ba3    BB    2.00   12/18/09   1,039,484   1,049,229
  Nellson Nutraceutical, Inc............ BTL                 B2     B+    3.00   10/04/09   1,912,963   1,912,963
  Pinnacle Foods Holdings............... BTL                 NR    BB-    2.75   10/25/10     458,484     464,215
  Pinnacle Foods Holdings............... Delay Draw          NR    BB-    2.75   10/25/10   1,623,797   1,644,095
                                                                                                      -----------
                                                                                                       11,372,184
                                                                                                      -----------
Broadcasting and Entertainment -- 7.63%
  Cebridge Connections, Inc.@........... 1st Lien            NR     NR    3.25    2/23/09     698,250     706,978
  Cebridge Connections, Inc.@........... 2nd Lien            NR     NR    6.00    2/23/10   1,296,750   1,293,508
  Century Cable Holdings, LLC@(4)....... Discretionary BTL   NR     NR    4.71   12/31/09   2,500,000   2,415,000
  Century -- TCI California, LP@(4)..... Revolver            NR     NR    2.00   12/31/07   1,000,000     988,304
  Charter Communications Operating, LLC. Tranche B           B3    CCC+   3.25    4/27/11   2,500,000   2,492,613
  DIRECTV Holdings, LLC................. BTL-B2              B1    BB-    2.25    3/06/10   2,064,796   2,095,768
  Insight Midwest Holdings, LLC......... BTL-B               B1     BB    2.75   12/31/09     995,000   1,010,132
  RCN Corp.(7).......................... BTL-B               NR     C     4.00    6/30/07   2,621,784   2,608,675
  Sinclair Broadcast Group, Inc......... BTL-C               Ba2    BB    1.75   12/31/09     750,000     759,375
  Sinclair Broadcast Group, Inc......... BTL-A               Ba2    BB    1.75    6/30/09   1,250,000   1,257,812
                                                                                                      -----------
                                                                                                       15,628,165
                                                                                                      -----------
Buildings & Real Estate -- 3.12%
  Associated Materials, Inc............. BTL                 NR     B+    2.50    8/29/10     736,842     746,053
  Builders Firstsource, Inc.@........... Tranche A           NR     B+    3.25    2/25/10   1,496,250   1,511,212
  Crescent Real Estate Funding XII, LP.. BTL                 NR     BB    2.25    1/12/06     598,670     604,282
  PGT Industries, Inc................... BTL-A               B2     B     3.00    1/29/10     997,500   1,009,969
  Ply Gem Industries, Inc............... BTL                 B2     B+    2.50    2/27/11   1,271,813   1,275,390
  Ply Gem Industries, Inc............... CND TL              B2     B+    2.50    2/27/11     224,437     225,630
  St. Mary's Cement, Inc................ BTL-B               NR    BB-    2.50   12/04/09     995,000   1,011,169
                                                                                                      -----------
                                                                                                        6,383,705
                                                                                                      -----------
Cargo Transport -- 1.99%
  Moran Transportation Co.@............. BTL                 NR    BB-    2.50    8/08/09     990,000     999,900
  Pacer International, Inc.............. BTL                 B2    BB-    2.75    6/10/10   1,435,294   1,455,926
  United States Shipping, LLC........... BTL                 Ba3    BB    2.25    4/13/10     864,249     872,351
  Yellow Roadway Corp................... BTL                 B1    BBB-   1.75   12/11/08     194,805     196,571
  Yellow Roadway Corp................... LOC                 B1    BBB-   1.82   12/11/08     545,454     550,398
                                                                                                      -----------
                                                                                                        4,075,146
                                                                                                      -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2004 -- (unaudited) (continued)

                                                             Ratings/(1)/
                                                             -----------
                                                                          Interest Maturity  Principal    Value
             Industry Description                   Type     Moody's  S&P   Rate   Date/(2)/  Amount     (Note 2)
-------------------------------------------------------------------------------------------------------------------
Chemicals, Plastics and Rubber -- 8.18%
  Brenntag AG.................................. BTL-B2         NR     NR    2.75%   3/02/12  $1,500,000 $ 1,522,032
  Celanese Americas Corp....................... BTL-C          B1     B+    4.25    4/06/11   1,000,000   1,033,333
  Celanese Americas Corp....................... BTL-1st Lien   B1     B+    2.50    4/06/11     689,815     701,168
  Cognis Deutschland Eins GMBH................. 2nd Lien       B3     BB-   4.75   11/15/13   1,500,000   1,500,000
  Hercules, Inc................................ BTL-B         Ba2     BB    2.25   10/08/10     897,750     912,152
  Huntsman Corp.@.............................. BTL-A          B3      B    4.00    3/31/07   1,112,452   1,112,452
  Huntsman Corp.@.............................. BTL-B          B3      B    9.00    3/31/07     176,410     176,410
  Huntsman International, LLC.................. BTL-B          B3     B-    4.00    6/30/07   1,414,794   1,417,890
  Huntsman International, LLC.................. BTL-C          B3     B-    4.25    6/30/08   1,414,794   1,417,890
  Kosa B.V..................................... BTL-B1         B1     BB    3.00    4/29/11   1,388,235   1,411,662
  Kosa B.V..................................... BTL-B2         B1     BB    3.00    4/29/11     611,765     622,088
  Nalco Co..................................... BTL-B          B2     B+    2.50   11/04/10     913,209     927,620
  Rockwood Specialities Group, Inc............. BTL-C          NR     B+    2.75    7/23/10   1,492,500   1,499,030
  Wellman, Inc................................. 2nd Lien       B3     B+    6.75    2/10/10   1,000,000     988,125
  Westlake Chemical Corp....................... BTL-B          NR     BB-   3.75    7/31/10   1,485,000   1,505,419
                                                                                                        -----------
                                                                                                         16,747,271
                                                                                                        -----------
Containers, Packaging and Glass -- 7.41%
  Appleton Papers, Inc......................... BTL            NR     BB    2.25    6/11/10   1,125,000   1,139,766
  Berry Plastics Corp.......................... BTL-C          NR     B+    2.50    7/22/10     944,185     958,938
  Berry Plastics Corp.......................... Delay Draw     NR     B+    2.50    7/22/10     500,000     505,000
  Boise Cascade Corp........................... Revolver       NR     BB    1.33    6/30/05   1,250,000   1,246,875
  Constar International, Inc................... BTL-B          B3     BB-   4.50   11/20/09     817,096     831,054
  Graham Packaging Co.......................... Tranche 1      B3      B    2.75    2/14/10     990,356   1,005,830
  Graphic Packaging International, Inc......... BTL-B          NR     B+    2.75    8/08/10   1,485,000   1,510,987
  Owens-Illinois Group, Inc.................... BTL-A          B3     BB-   2.75    4/01/07   1,000,000   1,008,229
  Owens-Illinois Group, Inc.................... BTL-B1         B3     BB-   3.00    4/01/08   2,500,000   2,530,802
  Precise Technology, Inc...................... 1st Lien       B2     B+    3.00    3/25/11     748,125     751,165
  Precise Technology, Inc...................... 2nd Lien       B3     B+    6.00    3/25/11     500,000     499,688
  Ranpak Corp.................................. BTL-B          NR     NR    8.00    5/26/11     790,000     790,987
  Ranpak Corp.................................. 1st Lien       B3     B-    3.75    5/26/10   1,000,000     995,000
  Waddington North America, Inc................ BTL-B          B2      B    3.00    4/07/11   1,386,000   1,387,733
                                                                                                        -----------
                                                                                                         15,162,054
                                                                                                        -----------
Diversified/Conglomerate Manufacturing -- 3.66%
  Colfax Corp.@................................ BTL-B          B1     BB-   3.00    5/30/09     709,167     713,156
  Colfax Corp.@................................ BTL-C          B2     BB-   6.25    5/30/10     166,667     170,833
  Enersys Capital, Inc......................... 1st Lien       B2     BB-   2.50    3/17/11     598,500     608,506
  Enersys Capital, Inc......................... 2nd Lien       B3     BB-   5.00    3/17/12     900,000     914,625
  Invensys International Holdings, Ltd......... BTL-B1         B3     B+    3.50    9/05/09   3,287,671   3,328,767
  Invensys International Holdings, Ltd......... 2nd Lien       B3     B+    4.75   12/05/09   1,712,329   1,759,418
                                                                                                        -----------
                                                                                                          7,495,305
                                                                                                        -----------
Diversified/Conglomerate Service -- 1.64%
  Bridge Information Systems, Inc.+@(5)........ BTL-B          NR     NR    4.00    5/29/05     521,115     160,243
  InfoUSA, Inc................................. BTL            B1     BB    2.50    3/25/09     958,333     970,312
  Syniverse Technologies, Inc.@................ BTL-B          B1     B+    3.50   12/31/06   2,199,520   2,222,203
                                                                                                        -----------
                                                                                                          3,352,758
                                                                                                        -----------
Ecological -- 0.99%
  Allied Waste North America, Inc.............. BTL-B          B2     BB    2.75    1/15/10     846,429     863,195
  Allied Waste North America, Inc.............. BTL-D          NR     BB    2.50    1/15/10   1,000,000   1,019,250
  Allied Waste North America, Inc.............. Tranche A      B2     BB    2.75    1/15/10     142,857     145,523
                                                                                                        -----------
                                                                                                          2,027,968
                                                                                                        -----------
Electronics -- 2.13%
  Fairchild Semiconductor Corp................. BTL-B          NR     B+    2.50    6/19/08   1,485,000   1,509,131
  Semiconductors Components Industries, LLC.... BTL-F         Caa1     B    2.75    8/04/07   1,006,204   1,016,057
  UGS Corp..................................... BTL-B          B2     B+    2.75    5/27/11   1,800,000   1,835,438
                                                                                                        -----------
                                                                                                          4,360,626
                                                                                                        -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2004 -- (unaudited) (continued)

                                                                         Ratings/(1)/
                                                                         ------------
                                                                                      Interest Maturity  Principal    Value
                    Industry Description                         Type    Moody's S&P    Rate   Date/(2)/  Amount     (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
Farming and Agriculture -- 0.46%
  AGCO Corp.................................................. BTL          Ba3   BB+    2.25%   1/31/06  $  923,167 $   940,765
                                                                                                                    -----------
Healthcare, Education and Childcare -- 7.89%
  Conmed Corp................................................ BTL-C        B1    BB-    2.25   12/15/09   1,717,776   1,741,395
  Connecticare Capital, LLC.................................. BTL          B2     B+    3.75   10/30/09     912,500     920,484
  Dade Behring, Inc.......................................... BTL-B        B1     BB    2.25   10/03/08     524,290     531,171
  Da Vita, Inc............................................... BTL-B        NR     BB    2.00    3/31/09   1,978,451   2,006,583
  Hanger Orthopedic Group, Inc............................... BTL-B        B2     B+    2.75    6/30/09     992,500   1,000,358
  Insight Health Services Acquisition Corp................... BTL-B        NR     B+    3.50   10/17/08     972,490     973,706
  Magellan Health Services, Inc.............................. BTL          B3     B+    3.50    8/15/08     513,889     520,313
  Magellan Health Services, Inc.............................. LOC          B3     B+    3.62    8/15/08     444,444     450,000
  Medco Health Solutions, Inc................................ BTL-A        NR    BBB    1.25    3/26/09     975,000     980,891
  Multiplan, Inc............................................. BTL          B3     B+    2.75    3/04/09   1,496,250   1,511,213
  Oxford Health Plans, Inc................................... BTL          NR    BB+    2.00    4/30/09     495,000     496,856
  Pacificare Health Systems, Inc............................. BTL          B1    BB+    2.50    6/03/08     990,000   1,007,325
  Quintiles Transnational Corp............................... BTL-B        B2    BB-    4.25    9/25/09     992,500   1,006,147
  Team Health, Inc........................................... BTL-B        B2     B+    3.25   10/31/08   1,995,000   1,999,987
  Youth and Family Centered Services, Inc.@.................. BTL-B        B3     B+    4.00    5/28/11   1,000,000   1,000,000
                                                                                                                    -----------
                                                                                                                     16,146,429
                                                                                                                    -----------
Home and Office Furnishings, Housewares and Durables -- 3.58%
  Buhrmann U.S., Inc......................................... Tranche B1   B1    BB-    2.75   12/31/10   1,741,250   1,757,212
  Hillman Group, Inc.@....................................... BTL-B        NR     B     3.25    3/31/11     831,250     840,592
  Holmes Group, Inc.......................................... 1st Lien     B2     B     3.25   11/08/10   1,000,000   1,005,000
  Holmes Group, Inc.......................................... 2nd Lien     NR     NR    7.50    5/06/11     500,000     505,000
  Juno Lighting, Inc......................................... 2nd Lien     NR     NR    5.50    5/21/11   1,000,000   1,012,500
  Maax Corp.................................................. BTL-B        B2     B+    2.75    6/04/11   1,200,000   1,217,250
  Simmons Co................................................. BTL-B        B3     B+    2.75   12/19/11     979,259     993,132
                                                                                                                    -----------
                                                                                                                      7,330,686
                                                                                                                    -----------
Hotels, Motels, Inns, and Gaming -- 1.75%
  Marina District Finance Co., Inc........................... BTL-B        B3     B+    4.00   12/13/07   1,424,014   1,438,432
  Penn National Gaming....................................... BTL-D        B1    BB-    2.50    9/01/07     520,075     527,678
  Wyndham International, Inc................................. BTL-I        B2     B-    4.75    6/30/06   1,628,799   1,618,038
                                                                                                                    -----------
                                                                                                                      3,584,148
                                                                                                                    -----------
Leisure, Amusement, Entertainment -- 4.77%
  Affinity Group, Inc........................................ BTL-B1       NR     B+    4.00    6/17/09     346,684     350,295
  Affinity Group, Inc........................................ BTL-B2       NR     B+    4.00    6/17/09     866,709     875,738
  Metro-Goldwyn-Mayer Studios, Inc........................... BTL-B        B1     B     2.50    4/30/11   2,000,000   2,010,000
  Regal Cinemas, Inc......................................... BTL          B1    BB-    2.75   11/10/10   1,450,795   1,469,837
  Vivendi Universal Entertainment, LLP....................... BTL-B        NR    BBB-   2.75    6/30/08   1,500,000   1,510,078
  Warner Music Group......................................... BTL-B        B2     B+    2.75    2/28/11   3,491,250   3,547,983
                                                                                                                    -----------
                                                                                                                      9,763,931
                                                                                                                    -----------
Mining, Steel, Iron and Nonprecious Metals -- 0.09%
  CII Carbon, LLC@........................................... BTL          NR     NR    2.75    6/25/08     201,974     194,400
                                                                                                                    -----------
Oil and Gas -- 2.59%
  ATP Oil & Gas Corp......................................... 1st Lien     NR     NR    8.50    3/29/09     997,500   1,002,487
  Basic Energy Services, LP.................................. BTL-B        B2     B     3.50   10/03/09   1,744,643   1,762,089
  Tesoro Petroleum Corp...................................... BTL          B1    BB-    5.50    4/15/08     990,000   1,022,175
  Williams Production Co.@................................... BTL-C        NR     B+    2.50    5/30/08   1,485,038   1,504,993
                                                                                                                    -----------
                                                                                                                      5,291,744
                                                                                                                    -----------
Personal and Nondurable Consumer Products -- 2.54%
  American Safety Razor Co................................... Tranche B    NR     NR    3.25    4/29/11     700,000     708,313
  American Safety Razor Co................................... Tranche C    NR     NR    7.00   10/29/11     300,000     301,500
  Church & Dwight Co., Inc................................... Tranche B    Ba3    BB    1.75    5/30/11   1,250,000   1,262,305
  Sealy Mattress Co.......................................... BTL-B        B3     B+    2.75    4/06/12   1,875,000   1,907,227
  United Industries Corp..................................... BTL          B2     B+    2.50    4/30/11     997,500   1,011,216
                                                                                                                    -----------
                                                                                                                      5,190,561
                                                                                                                    -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2004 -- (unaudited) (continued)

                                                      Ratings/(1)/
                                                      ------------
                                                                   Interest Maturity  Principal     Value
           Industry Description                Type   Moody's S&P    Rate   Date/(2)/  Amount      (Note 2)
-------------------------------------------------------------------------------------------------------------
Personal, Goods and Misc. Services -- 0.84%
  Alderwoods Group, Inc..................... BTL-B      NR     B+    2.75%   9/17/08  $  836,364 $    849,955
  Domino's, Inc............................. BTL        NR     B+    2.25    6/25/10     857,398      874,680
                                                                                                 ------------
                                                                                                    1,724,635
                                                                                                 ------------
Printing and Publishing -- 1.90%
  Dex Media West, LLC....................... BTL-B      B3    BB-    2.25    3/09/10   1,340,277    1,367,642
  Haights Crossing Operating Co.@........... BTL        NR    CCC+   4.50    8/20/08   1,486,263    1,523,419
  R.H. Donnelly, Inc........................ BTL-B      B1     BB    2.25    6/30/10     985,259    1,000,380
                                                                                                 ------------
                                                                                                    3,891,441
                                                                                                 ------------
Retail Stores -- 2.70%
  Alimentation Couche-Tard, Inc............. BTL        NR    BB-    2.25   12/17/10     610,714      617,330
  American Achievement Corp................. BTL-B      B2     B+    2.50    3/25/11     997,500    1,011,528
  Educate Operating Co., LLC................ BTL        NR     NR    3.00    3/30/11   1,995,000    2,018,691
  General Nutrition Centers, Inc............ BTL-B      B2     B+    3.00   12/05/09     995,000    1,007,811
  Home Interiors & Gifts, Inc.@............. BTL        B3     B     4.25    3/31/11     892,969      869,528
  Quality Stores (Central Tractor)+@#(4)(5). BTL-B      NR     NR    3.75    4/30/06     868,632           --
                                                                                                 ------------
                                                                                                    5,524,888
                                                                                                 ------------
Telecommunications -- 4.73%
  Centennial Cellular Operating Co., LLC.... BTL-B      NR     B-    2.75    2/09/11   1,496,250    1,506,404
  Crown Castle Operating Co................. BTL-B      NR     B-    3.50    9/30/10     992,500      994,981
  Dobson Cellular Systems, Inc.............. BTL        B2     B-    3.50    3/31/10     990,013      992,179
  Nextel Finance Co......................... BTL-E      Ba3   BB+    2.25   12/15/10   2,708,887    2,732,105
  Ntelos, Inc............................... BTL-B      NR     B     4.00    7/25/07   1,416,513    1,402,347
  Qwest Corp................................ BTL-A      NR    BB-    4.75    6/30/07   1,000,000    1,040,750
  Western Wireless Corp..................... BTL-B      B3     B-    3.00    5/28/11   1,000,000    1,013,750
                                                                                                 ------------
                                                                                                    9,682,516
                                                                                                 ------------
Textiles and Leather -- 0.91%
  Globe Manufacturing Corp.+@#(5)........... BTL-B      NR     NR    2.75    7/15/06     837,014           --
  Springs Industries, Inc................... BTL-A      NR    BBB    3.25    3/05/07   1,862,069    1,871,962
                                                                                                 ------------
                                                                                                    1,871,962
                                                                                                 ------------
Utilities -- 5.03%
  AES Corp.................................. BTL        B2     B+    4.00    4/30/08     428,571      435,134
  Allegheny Energy Supply Co................ BTL-B      B3     B     3.00    3/08/11     897,750      912,900
  Allegheny Energy Supply Co................ BTL-C      B3     B     4.25    6/08/11     598,500      610,096
  Astoria Energy, LLC@...................... 1st Lien   B1     B     5.25    4/16/12   1,000,000    1,011,042
  Calpine Corp.@............................ 2nd Lien   NR     B     5.75    7/16/07   2,481,250    2,223,130
  La Grange Acquisition, LP................. BTL        Ba3    B     3.00    1/18/08   1,050,000    1,065,750
  NRG Energy, Inc........................... BTL-B      NR     B+    4.00    6/23/10     922,953      953,175
  NRG Energy, Inc........................... CLD        NR     B+    4.00    6/23/10     520,833      537,891
  Reliant Resources, Inc.................... BTL        B2     B     4.00    3/15/07   2,542,001    2,557,096
                                                                                                 ------------
                                                                                                   10,306,214
                                                                                                 ------------
  Total Loans (Cost $178,086,829)........................................                        $178,161,312
                                                                                                 ------------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2004 -- (unaudited) (continued)

                                                                               Value
            Industry Description                                   Shares     (Note 2)
  ---------------------------------------------------------------------------------------
  COMMON STOCK -- 0.03%
  Oil and Gas -- 0.03%
    Shaw Group, Inc.+.......................................          6,276 $     63,576
                                                                            ------------
  Telecommunications -- 0.00%
    Global Crossing Holding, Ltd.+..........................            175        2,730
                                                                            ------------
    Total Common Stock (Cost $115,014)......................                      66,306
                                                                            ------------
    Total Loans and Investment Securities (Cost $178,201,843)                178,227,618
                                                                            ------------
  SHORT-TERM INVESTMENTS -- 14.43%
  Registered Investment Companies -- 14.43%
    SSgA Money Market Fund (Cost $29,545,411)...............     29,545,411   29,545,411
                                                                            ------------
  TOTAL INVESTMENTS -- 101.49%
    (Cost $207,747,254) (6).................................                 207,773,029
  LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.49)%............                (3,067,986)
                                                                            ------------
  NET ASSETS -- 100.00%.......................................              $204,705,043
                                                                            ============

--------
+  Non-income producing securities
@  Illiquid security
#  Fair valued
BTL Bank Term Loan
CDN TL Canadian Term Loan
CLD Credit Linked Deposit
LOC Line of Credit
NR  Security is not rated.
(1)Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings are unaudited. Ratings provided as of June 30, 2004.
(2)Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The Fund estimates that the maturity of the Loans held in its portfolio will be approximately 62 months.
(3)The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter- Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)Company has filed Chapter 11 bankruptcy.
(5)Loan is in default of interest payment.
(6)See Note 6 for cost of investments on a tax basis.
(7)Company has filed Chapter 11 bankruptcy subsequent to June 30, 2004.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2004 -- (unaudited)

Note 1. Organization of the Fund

   The SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), is a non-diversified closed-end, investment management company. The Fund is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate loans.

   The Fund may offer four classes of shares. Class B shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge which declines from 3% in the first year after purchase to zero after the fourth year. Class C shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge of 1% in the first year after purchase. Class D shares are sold and redeemed at net asset value, and were issued to shareholders of the CypressTree Senior Floating Rate Fund upon its merger into the Fund on May 11, 2001. Class D shares are sold only to investors participating in a fee-based investment advisory program (wrap program) or agency commission program, or to current Class D shareholders. Class A shares are not currently offered, and are available only upon the conversion of Class B and C shares after being held by the shareholders for eight and ten years, respectively. The share classes differ in their respective distribution and service fees. All classes have equal rights to assets and voting privileges.

   Indemnifications: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principals (GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements:

   Security Valuation: The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree in the subadviser's opinion will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree in the subadviser's opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2004 -- (unaudited)
        (continued)

   valued as determined pursuant to procedures adopted in good faith by the Board of Directors (the "Directors"). Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

   The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   Repurchase Agreements: The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. At June 30, 2004, the Fund did not enter into any repurchase agreements.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis, dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $200,166 for the period ended June 30, 2004, are amortized as income over the stated life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $202,890 for the period ended June 30, 2004, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits on the statement of operations.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences which include different treatments for interest on defaulted securities and post October losses, are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected by these reclassifications. The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

   Statement of Cash Flows: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account, and does not include any short-term investments at June 30, 2004.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2004 -- (unaudited)
        (continued)


Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in four different classes. Transactions in capital shares of each class were as follows:

                                   For the period
                                   April 28, 2004-
                                    June 30, 2004
                                     (unaudited)
                             -------------------------
                                Shares       Capital
Class A                      ----------   ------------
Shares sold.................    17,642 *  $   166,191 *
Reinvested distributions....         --             --
Shares redeemed.............         (2)           (22)
                             ----------   ------------
   Net increase (decrease)..     17,640   $    166,169
                             ==========   ============

                                       For the
                                    period ended                  For the
                                    June 30, 2004               year ended
                                     (unaudited)             December 31, 2003
                             -------------------------   ------------------------
                                Shares       Capital       Shares       Capital
Class B                      ----------   ------------   ----------  ------------
Shares sold.................    407,103   $  3,824,453      302,522  $  2,767,847
Reinvested distributions....     27,597        259,614       85,439       772,401
Shares redeemed.............   (364,833)*   (3,432,408)* (1,171,973)  (10,584,805)
                             ----------   ------------   ----------  ------------
   Net increase (decrease)..     69,867   $    651,659     (784,012) $ (7,044,557)
                             ==========   ============   ==========  ============

                                       For the
                                    period ended                  For the
                                    June 30, 2004               year ended
                                     (unaudited)             December 31, 2003
                             -------------------------   ------------------------
                                Shares       Capital       Shares       Capital
Class C                      ----------   ------------   ----------  ------------
Shares sold.................  6,983,917   $ 65,659,978    4,140,154  $ 38,020,342
Reinvested distributions....    121,484      1,142,886      276,003     2,497,941
Shares redeemed............. (1,421,010)   (13,367,126)  (3,097,227)  (27,885,351)
                             ----------   ------------   ----------  ------------
   Net increase (decrease)..  5,684,391   $ 53,435,738    1,318,930  $ 12,632,932
                             ==========   ============   ==========  ============

                                       For the
                                    period ended                  For the
                                    June 30, 2004               year ended
                                     (unaudited)             December 31, 2003
                             -------------------------   ------------------------
                                Shares       Capital       Shares       Capital
Class D                      ----------   ------------   ----------  ------------
Shares sold.................    675,301   $  6,348,755      182,414  $  1,684,560
Reinvested distributions....     21,876        205,789       54,475       492,983
Shares redeemed.............   (142,996)    (1,344,411)    (515,575)   (4,658,230)
                             ----------   ------------   ----------  ------------
   Net increase (decrease)..    554,181   $  5,210,133     (278,686) $ (2,480,687)
                             ==========   ============   ==========  ============

--------
* Includes automatic conversion of 7,022 shares of Class B shares in the amount of $66,150 to 7,022 shares of Class A shares in the amount of $66,150.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2004 -- (unaudited)
        (continued)


   In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders are sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the period ended June 30, 2004, the Fund made six Repurchase Offers, and redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

                                                            Amount Tendered
                                                           ------------------
                                                           Shares   Capital
                                                           ------- ----------
   January................................................ 267,200 $2,511,843
   February............................................... 371,990  3,493,081
   March.................................................. 327,789  3,077,932
   April.................................................. 255,588  2,410,286
   May.................................................... 244,062  2,297,155
   June................................................... 455,190  4,287,520

Note 4. Purchases And Sales Of Securities

   During the period ended June 30, 2004, the Fund's cost of purchases of Loans and proceeds from Loan sales were $123,376,027 and $23,738,419, respectively.

Note 5. Investment Advisory Agreement And Other Transactions With Affiliates

   The Fund currently maintains an Investment Advisory Agreement with SAAMCo, who is responsible for managing the corporate and business affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. As compensation for its services the Adviser receives from the Fund an annual fee equal to the following percentage of average daily gross assets: 0.85% for the first $1 billion of average daily gross assets; 0.80% for average daily gross assets between $1 billion and $2 billion; and 0.75% for average daily gross assets of more than $2 billion. For purposes of computing the advisory fee, average daily gross assets are determined by deducting from total assets of the Fund all liabilities except the principal amount of any indebtedness from money borrowed, including debt securities issued by the Fund. For the period ended June 30, 2004, SAAMCo received advisory fees in the amount of $712,582.

   Stanfield Capital Partners, LLC ("Stanfield") acts as sub-adviser to the Fund pursuant to a Subadvisory Agreement with SAAMCo. Under the Subadvisory Agreement, Stanfield manages the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, Stanfield is entitled to receive from SAAMCo an annual fee paid monthly equal to the following percentage of average daily gross assets: 0.25% for the first $1 billion of average daily gross assets; 0.20% for average daily gross of more than $1 billion. Stanfield received $209,607 as compensation for its services. Average daily gross assets are computed as described above. The fee paid to the subadviser is not an additional charge to the Fund or its shareholders.

   SAAMCo also serves as the Fund's Administrator under an Administration Agreement and is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, SAAMCo receives an annual fee equal to 0.40% of average daily gross assets of the Fund. Average daily gross assets are computed as described above. For the period ended June 30, 2004 SAAMCo received administrator fees in the amount of $335,381.

   The Fund has adopted Distribution Plans ("Plans") applicable to Class A, Class B and C shares to use the assets attributable to that class of shares of the Fund to finance certain activities relating to the distribution of shares to investors. The Plans are compensation plans providing for the payment to AIG SunAmerica Capital Services, Inc. ("SACS"), of a fixed percentage of 0.50% of average net assets to finance distribution expenses for Class B and Class C, and 0.25% of average net assets to finance service fees for Class A, Class B and Class C. For the period ended June 30, 2004 SACS received distribution fees and early withdrawal charges on redemptions in the amount of $570,915 and $46,508, respectively. For the period ended June 30, 2004 SACS voluntarily waived fees for the following classes: Class A $48, Class B $34,026, Class C $194,130.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2004 -- (unaudited)
        (continued)


   Pursuant to the Investment Advisory Agreement, the Adviser voluntarily waived the advisory fee and reimbursed expenses in order to maintain an expense ratio on the Fund that did not exceed a certain voluntary rate. The rates are 1.45% for Class A, 1.75% for Class B and Class C, and 1.25% for Class D. For the period ended June 30, 2004, the Adviser waived fees and reimbursed expenses for the following classes: Class A $2,476, Class B $48,757, Class C $168,639, and Class D $26,535.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from post-October losses of $1,934,501.

                  Distributable Earnings                    Tax Distributions
 --------------------------------------------------------- --------------------
                      For the year ended December 31, 2003
 ------------------------------------------------------------------------------
                                                                      Long-term
 Ordinary Long-term Gains/ Capital Unrealized Appreciation  Ordinary   Capital
  Income       Loss Carryover          (Depreciation)        Income     Gains
 -------- ------------------------ ----------------------- ---------- ---------
 $27,221       $(24,212,647)            $(3,057,460)       $5,563,653   $ --

   Capital Loss Carryforwards. At December 31, 2003 capital loss carryforwards available to offset future recognized gains were $24,212,647, with $9,669 expiring in 2005, $334,309 expiring in 2007, $1,179,134 expiring in 2008,
   $9,997,029 expiring in 2009, $7,736,363 expiring in 2010, and $4,956,143 expiring in 2011.

   Unrealized appreciation and depreciation in the value of investments at June 30, 2004 for federal income tax purposes were as follows:

   Gross unrealized appreciation............................... $ 2,813,357
   Gross unrealized depreciation...............................  (2,787,582)
                                                                -----------
   Net unrealized depreciation................................. $    25,775
                                                                ===========

Note 7. Director Retirement Plan

   The Directors of the SunAmerica Senior Floating Rate Fund, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan ("Retirement Plan"). The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of the Fund (an "Eligible Director") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from the Fund. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of the Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may elect to receive any benefits payable under the Retirement Plan, at his or her election either in one lump sum or in up to fifteen annual installments. Any undistributed amounts continue to accrue interest at 8.50% per year. As of June 30, 2004, the Fund had accrued $5,548 for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Assets and Liabilities and for the period ended June 30, 2004, expensed $1,947 for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

Note 8. Commitments and Contingencies

   The Fund currently has an agreement with State Street Bank & Trust Company that provides a $20,000,000 committed unsecured Line of Credit to the Fund which will be used for cash overdraft protection. Interest is currently payable at the Federal Funds rate plus 50 basis points. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the line of credit which is included in interest expense on the Statement of Operations. During the period ended June 30, 2004, the Fund had borrowings outstanding for 3 days under the line of credit and incurred $109 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $837,565 at a weighted average interest of 1.56%. At June 30, 2004, there were no borrowings outstanding.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2004 -- (unaudited)
        (continued)


   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Fund is permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2004, the Fund did not participate in this program.

Note 9. Senior Loan Participation Commitments

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 10. Unfunded Loan Commitments

   On June 30, 2004, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

   Name                                             Type            Amount
   ----                                     --------------------- ----------
   Boise Cascade Corp...................... Revolver              $1,250,000
   Celanese Americas Corp.................. Term Loan                310,184
   Juno Lighting, Inc...................... Term Loan              2,500,000
   Lyondell Chemical Co.................... Revolver               1,500,000
   NRG Energy, Inc......................... Credit Linked Deposit  1,000,000
   Pacificare Health Systems, Inc.......... Revolver                 250,000
   Warner Music Group...................... Revolver                 500,000

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS INFORMATION -- June 30, 2004 -- (unaudited)

   The following table contains basic information regarding the Directors that oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                            Number of
                                   Term of                                                  Funds in
                        Position  Office and                                                  Fund             Other
        Name,          Held With  Length of                                                  Complex       Directorships
     Address and       SunAmerica    Time                Principal Occupations             Overseen by        Held by
    Date of Birth*      Complex   Served(4)               During Past 5 Years              Director(1)      Director(2)
    --------------     ---------- ---------- --------------------------------------------- ----------- ---------------------
Judith L. Craven        Director    2000-    Retired.                                          74      Director, A.G. Belo
DOB: October 6, 1945               present                                                             Corporation
                                                                                                       (1992 to present);
                                                                                                       Director, Sysco
                                                                                                       Corporation
                                                                                                       (1996 to present);
                                                                                                       Director, Luby's Inc.
                                                                                                       (1998 to present).
William F. Devin        Director   1998-     Retired.                                          74      Member of the Board
DOB: December 30, 1938             present                                                             of Governors,
                                                                                                       Boston Stock
                                                                                                       Exchange (1985-
                                                                                                       Present).

Samuel M. Eisenstat     Director   2001-     Attorney, solo practitioner.                      46      Director of North
DOB: March 7, 1940                 present                                                             European Oil
                                                                                                       Royalty Trust.

Stephen J. Gutman       Director   2001-     President and Member of Managing Directors,       46      None
DOB: May 10, 1943                  present   Beau Brummell-Soho, LLC (licensing of
                                             menswear specialty retailing and other
                                             activities) (June 1988 to present).

Peter A. Harbeck(3)     Director   2001-     President, CEO and Director, SAAMCo (August       83      None
DOB: January 23, 1954              present   1995 to present). Director, SACS (August 1993
                                             to present).

--------
    * The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
   (1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds
       (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), AIG Series Trust (4 funds), VALIC Company I (22 portfolios), VALIC Company II (15 funds) and Seasons Series Trust (19 portfolios).
   (2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
   (3) Interested Director, as defined in the Investment Company Act of 1940.
   (4) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement plan discussed in Note 7 of the financial statements.

   Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

                                                    [LOGO] AIG Sun America
                                                               Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors                  Investment Adviser                       DISCLOSURE OF QUARTERLY
 Judith L. Craven                                                   PORTFOLIO HOLDINGS
 William F. Devin             AIG SunAmerica Asset Management Corp. The Fund will be required
 Samuel M. Eisenstat        Harborside Financial                    to file its complete
 Stephen J. Gutman            Center                                schedule of portfolio
 Peter A. Harbeck           3200 Plaza 5                            holdings with the SEC for
                            Jersey City, NJ                         its first and third
Officers                      07311-4992                            fis-cal quarters on Form
 Robert M. Zakem,                                                   N-Q for fiscal quarters
   President               Distributor                              ending after July 9,
 Donna M. Handel,           AIG SunAmerica Capital                  2004. Once filed, the
   Treasurer                  Services, Inc.                        Fund's Form N-Q will be
 Joseph P. Kelly,           Harborside Financial                    available without charge
   Secretary                  Center                                on the SEC's website at
 J. Steven Neamtz, Vice     3200 Plaza 5                            www.sec.gov. You can also
   President                Jersey City, NJ                         obtain copies of Form N-Q
 Abbe P. Stein, Vice          07311-4992                            by (i) visiting the SEC's
   President and                                                    Public Reference Room in
   Assistant Secretary     Shareholder Servicing                    Washington, DC
 Stacey V. Morrison,       Agent                                    (information on the
   Assistant Secretary      AIG SunAmerica Fund                     operation of the Public
 Thomas Lynch, Assistant      Services, Inc.                        Reference Room may be
   Secretary                Harborside Financial                    ob-tained by calling
 Gregory R. Kingston,         Center                                1-800-SEC-0330) (ii)
   Vice President and       3200 Plaza 5                            sending your request and
   Assistant Treasurer      Jersey City, NJ                         a duplicating fee to the
 Robert A. Chopyak,           07311-4992                            SEC's Public Reference
   Assistant Treasurer                                              Room, Washington DC
                           Custodian and Transfer                   20549-0102 or (iii)
                           Agent                                    sending your request
                            State Street Bank and                   electroni-cally to
                              Trust Company                         publicinfo@sec.gov.
                            P.O. Box 219373
                            Kansas City, MO 64141                   This report is submitted
                                                                    solely for the general
                           VOTING PROXIES ON FUND                   information of
                           PORTFOLIO SECURITIES                     shareholders of the Fund.
                           A description of the                     Distribution of this
                           policies and proce-dures                 report to persons other
                           that the Fund uses to                    than shareholders of the
                           determine how to vote                    Fund is authorized only
                           proxies relating to                      in connection with a
                           secu-rities held in the                  currently effective
                           Fund's portfolio which is                prospectus, setting forth
                           available in the Trust's                 details of the Fund,
                           State-ment of Additional                 which must precede or
                           Information, may be                      accompany this report.
                           obtained without charge
                           upon re-quest, by calling                The accompanying report
                           (800) 858-8850. This                     has not been audited by
                           information is also                      independent accountants
                           available from the EDGAR                 and accordingly no
                           database on the                          opinion has been
                           Securities and Exchange                  expressed thereon.
                           Commission's Internet
                           site at
                           http://www.sec.gov.



Distributed by:
AIG SunAmerica Capital Services, Inc.

SFSAN-6/04

Item 2. Code of Ethics.

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 10. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

     (a)  (1) Not applicable.

          (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (3)  Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ Robert M. Zakem
    -------------------
Robert M. Zakem
President
Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert M. Zakem
    -------------------
Robert M. Zakem
President

Date: September 7, 2004


By: /s/ Donna M. Handel
    -------------------
Donna M. Handel
Treasurer

Date: September 7, 2004